Payables and Other Current Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	€ 178	€ 196
Current government grants	13	15
Telefónica Germany | Spectrum swap | Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	107	86
Telefónica México | Spectrum swap | Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	€ 34	€ 64
Telefonica, S.A.
Trade And Other Payables [Line Items]
Weighted average maturity period	53 days	53 days